The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.8%
	Aerospace — 2.7%
252,000	Aerojet Rocketdyne Holdings Inc.†	$12,728,520
34,000	Kaman Corp.	2,021,640
91,800	Rockwell Automation Inc.	15,128,640
1,425,000	Rolls-Royce Holdings plc	13,883,636
53,200	The Boeing Co.	20,241,004

		64,003,440

	Agriculture — 0.0%
15,566	Corteva Inc.	435,848

	Automotive — 0.6%
70,000	Ford Motor Co.	641,200
272,000	Navistar International Corp.†	7,645,920
84,000	PACCAR Inc.	5,880,840

		14,167,960

	Automotive: Parts and Accessories — 2.2%
52,676	Aptiv plc	4,604,936
214,932	Dana Inc.	3,103,618
8,225	Delphi Technologies plc	110,215
15,600	Garrett Motion Inc.†	155,376
343,000	Genuine Parts Co.	34,159,370
7,000	Lear Corp.	825,300
25,000	O’Reilly Automotive Inc.†	9,962,750

		52,921,565

	Aviation: Parts and Services — 0.6%
80,000	Arconic Inc.	2,080,000
53,000	L3Harris Technologies Inc.	11,057,920
8,864	United Technologies Corp.	1,210,113

		14,348,033

	Broadcasting — 0.9%
39,800	CBS Corp., Cl. A, Voting	1,725,330
15,000	CBS Corp., Cl. B, Non-Voting	605,550
1,020,000	Entercom Communications Corp., Cl. A	3,406,800
15,000	Liberty Broadband Corp., Cl. C†	1,570,050
35,000	Liberty Global plc, Cl. A†	866,250
323,570	Liberty Global plc, Cl. C†	7,697,730
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	498,840
65,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	2,727,400
105,000	MSG Networks Inc., Cl. A†	1,703,100
20,000	Sinclair Broadcast Group Inc., Cl. A	854,800

		21,655,850

	Building and Construction — 1.3%
30,000	Arcosa Inc.	1,026,300
147,741	Armstrong Flooring Inc.†	944,065
80,000	Fortune Brands Home & Security Inc.	4,376,000
241,050	Herc Holdings Inc.†	11,211,235
267,018	Johnson Controls International plc	11,719,420
11,200	Sika AG	1,638,395

Shares		Market Value
8,000	United Rentals Inc.†	$997,120

		31,912,535

	Business Services — 3.2%
25,000	Aramark	1,089,500
49,000	Diebold Nixdorf Inc.†	548,800
149,106	Fly Leasing Ltd., ADR†	3,058,164
6,000	Jardine Matheson Holdings Ltd.	321,000
55,000	JCDecaux SA	1,489,095
405,000	Macquarie Infrastructure Corp.	15,985,350
165,500	Mastercard Inc., Cl. A	44,944,835
50,000	Stericycle Inc.†	2,546,500
17,000	The Brink’s Co.	1,410,150
100,000	Trine Acquisition Corp.†	1,035,000
26,600	Visa Inc., Cl. A	4,575,466

		77,003,860

	Cable and Satellite — 1.4%
54,000	AMC Networks Inc., Cl. A†	2,654,640
2,445	Charter Communications Inc., Cl. A†	1,007,633
15,000	Cogeco Inc.	1,080,575
260,000	Comcast Corp., Cl. A	11,720,800
205,525	DISH Network Corp., Cl. A†	7,002,237
66,000	EchoStar Corp., Cl. A†	2,614,920
9,507	Liberty Latin America Ltd., Cl. A†	162,284
22,116	Liberty Latin America Ltd., Cl. C†	378,073
130,000	Rogers Communications Inc., Cl. B	6,334,900
50,000	WideOpenWest Inc.†	308,000

		33,264,062

	Communications Equipment — 0.4%
330,000	Corning Inc.	9,411,600

	Computer Hardware — 0.4%
41,700	Apple Inc.	9,339,549

	Computer Software and Services — 3.5%
9,600	Adobe Inc.†	2,652,000
5,239	Alphabet Inc., Cl. A†	6,397,552
12,240	Alphabet Inc., Cl. C†	14,920,560
4,200	Amazon.com Inc.†	7,290,822
28,000	Black Knight Inc.†	1,709,680
35,000	Blucora Inc.†	757,400
15,000	CyrusOne Inc., REIT	1,186,500
35,000	eBay Inc.	1,364,300
28,000	Fidelity National Information Services Inc.	3,717,280
36,800	Fiserv Inc.†	3,812,112
805,000	Hewlett Packard Enterprise Co.	12,211,850
139,000	Internap Corp.†	358,620
197,849	Microsoft Corp.	27,506,946
1,718	Perspecta Inc.	44,874

		83,930,496

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products — 3.3%
30,000	Church & Dwight Co. Inc.	$2,257,200
260,000	Edgewell Personal Care Co.†	8,447,400
195,818	Energizer Holdings Inc.	8,533,748
100,000	Hanesbrands Inc.	1,532,000
18,000	Kimberly-Clark Corp.	2,556,900
42,000	Newell Brands Inc.	786,240
18,000	Philip Morris International Inc.	1,366,740
7,000	Stanley Black & Decker Inc.	1,010,870
863,000	Swedish Match AB	35,689,305
33,100	The Estee Lauder Companies Inc., Cl. A	6,585,245
92,000	The Procter & Gamble Co.	11,442,960

		80,208,608

	Consumer Services — 0.4%
22,000	Ashtead Group plc	612,411
13,200	Facebook Inc., Cl. A†	2,350,656
52,279	GCI Liberty Inc., Cl. A†	3,244,958
95,000	Qurate Retail Inc., Cl. A†	979,925
55,000	ServiceMaster Global Holdings Inc.†	3,074,500

		10,262,450

	Diversified Industrial — 3.8%
92,000	Bouygues SA	3,685,134
2,000	Crane Co.	161,260
39,700	Eaton Corp. plc	3,301,055
185,000	General Electric Co.	1,653,900
210,000	Griffon Corp.	4,403,700
297,913	Honeywell International Inc.	50,406,880
56,000	ITT Inc.	3,426,640
10,000	Jardine Strategic Holdings Ltd.	298,800
15,000	nVent Electric plc	330,600
20,000	Pentair plc	756,000
4,000	Sulzer AG	393,367
36,000	Terex Corp.	934,920
386,000	Textron Inc.	18,898,560
315,000	Toray Industries Inc.	2,336,754
36,000	Trinity Industries Inc.	708,480

		91,696,050

	Electronics — 2.4%
10,000	Emerson Electric Co.	668,600
123,400	Intel Corp.	6,358,802
105,836	Resideo Technologies Inc.†	1,518,747
416,000	Sony Corp., ADR	24,598,080
53,000	TE Connectivity Ltd.	4,938,540
78,500	Texas Instruments Inc.	10,145,340
35,200	Thermo Fisher Scientific Inc.	10,252,704

		58,480,813

	Energy and Utilities: Electric — 0.4%
11,000	ALLETE Inc.	961,510
5,000	American Electric Power Co. Inc.	468,450

Shares		Market Value
17,000	El Paso Electric Co.	$1,140,360
70,000	Electric Power Development Co. Ltd.	1,595,838
23,971	Evergy Inc.	1,595,510
12,000	Pinnacle West Capital Corp.	1,164,840
60,000	The AES Corp.	980,400
25,000	WEC Energy Group Inc.	2,377,500

		10,284,408

	Energy and Utilities: Integrated — 2.0%
33,000	Avangrid Inc.	1,724,250
26,000	Chubu Electric Power Co. Inc.	376,324
20,000	Endesa SA	526,230
230,000	Enel SpA	1,717,473
50,000	Eversource Energy	4,273,500
34,000	Hawaiian Electric Industries Inc.	1,550,740
410,000	Hera SpA	1,682,954
14,000	Hokkaido Electric Power Co. Inc.	73,674
28,000	Hokuriku Electric Power Co.†	188,005
45,000	Iberdrola SA, ADR	1,870,650
122,000	Korea Electric Power Corp., ADR†	1,322,480
40,000	Kyushu Electric Power Co. Inc.	377,341
29,000	MGE Energy Inc.	2,316,230
87,800	NextEra Energy Inc.	20,456,522
35,000	NextEra Energy Partners LP	1,849,400
49,000	NiSource Inc.	1,466,080
57,500	OGE Energy Corp.	2,609,350
12,000	Ormat Technologies Inc.	891,480
30,000	Public Service Enterprise Group Inc.	1,862,400
58,000	Shikoku Electric Power Co. Inc.	546,608
50,000	The Chugoku Electric Power Co. Inc.	642,312
20,000	The Kansai Electric Power Co. Inc.	223,538
45,000	Tohoku Electric Power Co. Inc.	438,659

		48,986,200

	Energy and Utilities: Natural Gas — 1.5%
20,000	CNX Resources Corp.†	145,200
90,000	Kinder Morgan Inc.	1,854,900
362,000	National Fuel Gas Co.	16,985,040
36,666	National Grid plc	397,582
24,750	National Grid plc, ADR	1,339,717
14,000	ONEOK Inc.	1,031,660
63,000	Sempra Energy	9,299,430
30,000	South Jersey Industries Inc.	987,300
44,000	Southwest Gas Holdings Inc.	4,005,760

		36,046,589

	Energy and Utilities: Oil — 4.5%
30,000	Apache Corp.	768,000
72,000	BP plc, ADR	2,735,280
15,000	Chesapeake Energy Corp.†	21,150
143,222	Chevron Corp.	16,986,129
180,772	ConocoPhillips	10,300,389
85,000	Devon Energy Corp.	2,045,100

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
140,000	Eni SpA, ADR	$4,268,600
420,000	Equinor ASA, ADR	7,959,000
79,000	Exxon Mobil Corp.	5,578,190
22,700	Hess Corp.	1,372,896
25,600	KLX Energy Services Holdings Inc.†	221,312
165,000	Marathon Oil Corp.	2,024,550
260,000	Marathon Petroleum Corp.	15,795,000
197,837	Occidental Petroleum Corp.	8,797,811
200	PetroChina Co. Ltd., ADR	10,162
20,000	Petroleo Brasileiro SA, ADR	289,400
128,000	Phillips 66	13,107,200
192,000	Repsol SA, ADR	2,972,160
155,000	Royal Dutch Shell plc, Cl. A, ADR	9,121,750
84,000	TOTAL SA, ADR	4,368,000

		108,742,079

	Energy and Utilities: Services — 0.9%
200,000	Baker Hughes, a GE Company	4,640,000
45,000	Diamond Offshore Drilling Inc.†	250,200
336,145	Halliburton Co.	6,336,333
59,000	Oceaneering International Inc.†	799,450
289,045	Schlumberger Ltd.	9,876,668
200,000	Weatherford International plc†	5,560

		21,908,211

	Energy and Utilities: Water — 0.6%
12,000	American States Water Co.	1,078,320
31,500	American Water Works Co. Inc.	3,913,245
90,200	Aqua America Inc.	4,043,666
65,000	Mueller Water Products Inc., Cl. A	730,600
38,000	Severn Trent plc	1,011,545
29,000	SJW Group	1,980,410
7,500	The York Water Co.	327,450
6,000	United Utilities Group plc, ADR	122,820

		13,208,056

	Entertainment — 1.7%
136,000	Discovery Inc., Cl. C†	3,348,320
83,883	Fox Corp., Cl. A	2,645,250
166,000	Fox Corp., Cl. B	5,235,640
12,000	Liberty Media Corp.-Liberty Braves, Cl. A†	333,960
8,981	Liberty Media Corp.-Liberty Braves, Cl. C†	249,223
2,000	Netflix Inc.†	535,240
16,000	Take-Two Interactive Software Inc.†	2,005,440
36,433	The Madison Square Garden Co., Cl. A†	9,600,824
68,025	The Walt Disney Co.	8,865,018
21,000	Viacom Inc., Cl. A	551,460
84,000	Viacom Inc., Cl. B	2,018,520
175,000	Vivendi SA	4,802,882
300,000	Wow Unlimited Media Inc.†(a)	131,336

		40,323,113

Shares		Market Value
	Environmental Services — 2.0%
190,000	Republic Services Inc.	$16,444,500
23,000	Veolia Environnement SA	583,104
77,222	Waste Connections Inc.	7,104,424
199,000	Waste Management Inc.	22,885,000

		47,017,028

	Equipment and Supplies — 1.5%
80,702	CIRCOR International Inc.†	3,030,360
12,300	Danaher Corp.	1,776,489
116,000	Flowserve Corp.	5,418,360
164,000	Graco Inc.	7,550,560
160,000	Mueller Industries Inc.	4,588,800
598,000	RPC Inc.	3,354,780
130,000	Sealed Air Corp.	5,396,300
27,000	Tenaris SA, ADR	571,860
95,000	The Timken Co.	4,133,450

		35,820,959

	Financial Services — 17.9%
7,000	Alleghany Corp.†	5,584,320
427,608	American Express Co.	50,577,474
250,452	American International Group Inc.	13,950,176
345,000	Bank of America Corp.	10,063,650
16,000	Berkshire Hathaway Inc., Cl. B†	3,328,320
17,800	BlackRock Inc.	7,932,392
19,000	Brookfield Asset Management Inc., Cl. A	1,008,710
28,000	Cannae Holdings Inc.†	769,160
95,339	Citigroup Inc.	6,586,018
75,000	Cohen & Steers Inc.	4,119,750
24,500	Cullen/Frost Bankers Inc.	2,169,475
8,000	EXOR NV	536,083
50,000	Fidelity National Financial Inc.	2,220,500
165,000	Graf Industrial Corp.†	1,699,500
345,000	H&R Block Inc.	8,148,900
30,000	HSBC Holdings plc, ADR	1,148,100
42,249	Interactive Brokers Group Inc., Cl. A	2,272,151
185,000	Invesco Ltd.	3,133,900
465,717	JPMorgan Chase & Co.	54,810,234
70,000	KeyCorp.	1,248,800
30,000	Kinnevik AB, Cl. B	789,005
80,000	KKR & Co. Inc., Cl. A	2,148,000
445,226	Legg Mason Inc.	17,003,181
35,000	M&T Bank Corp.	5,528,950
185,452	Morgan Stanley	7,913,237
72,000	National Australia Bank Ltd., ADR	725,040
168,000	Navient Corp.	2,150,400
145,000	New York Community Bancorp Inc.	1,819,750
96,000	Northern Trust Corp.	8,958,720
334,493	Oaktree Specialty Lending Corp.	1,732,674
188,489	PayPal Holdings Inc.†	19,525,575
80,000	Resona Holdings Inc.	342,566
100,000	Schultze Special Purpose Acquisition Corp.†	1,133,500

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
175,000	SLM Corp.	$1,544,375
241,000	State Street Corp.	14,264,790
208,000	T. Rowe Price Group Inc.	23,764,000
65,000	The Blackstone Group Inc., Cl. A	3,174,600
737,000	The Bank of New York Mellon Corp.	33,319,770
6,000	The Goldman Sachs Group Inc.	1,243,380
135,000	The Hartford Financial Services Group Inc.	8,182,350
229,000	The PNC Financial Services Group Inc.	32,096,640
98,000	The Travelers Companies Inc.	14,571,620
39,271	U.S. Bancorp	2,173,257
67,500	W. R. Berkley Corp.	4,875,525
550,000	Waddell & Reed Financial Inc., Cl. A	9,449,000
604,000	Wells Fargo & Co.	30,465,760
5,500	Willis Towers Watson plc	1,061,335

		431,264,613

	Food and Beverage — 13.5%
12,000	Ajinomoto Co. Inc.	226,405
12,500	Brown-Forman Corp., Cl. B	784,750
95,000	Campbell Soup Co.	4,457,400
1,000,000	China Mengniu Dairy Co. Ltd.	3,744,721
66,000	Chr. Hansen Holding A/S	5,601,851
631,000	Conagra Brands Inc.	19,359,080
21,700	Constellation Brands Inc., Cl. A	4,497,976
184,000	Danone SA	16,208,574
3,800,000	Davide Campari-Milano SpA	34,335,728
80,000	Diageo plc, ADR	13,081,600
70,954	Flowers Foods Inc.	1,641,166
270,000	General Mills Inc.	14,882,400
18,000	Heineken Holding NV	1,792,211
275,000	ITO EN Ltd.	12,945,665
86,600	Kellogg Co.	5,572,710
130,000	Keurig Dr Pepper Inc.	3,551,600
350,000	Kikkoman Corp.	16,702,890
90,000	Lamb Weston Holdings Inc.	6,544,800
85,000	Maple Leaf Foods Inc.	1,906,782
3,000	McCormick & Co. Inc., Cl. V	472,290
5,900	McCormick & Co. Inc., Non-Voting	922,170
90,000	Molson Coors Brewing Co., Cl. B	5,175,000
752,294	Mondelēz International Inc., Cl. A	41,616,904
30,000	Morinaga Milk Industry Co. Ltd.	1,143,121
3,000	National Beverage Corp.	133,080
22,000	Nestlé SA	2,386,814
35,000	Nestlé SA, ADR	3,794,000
160,000	Nissin Foods Holdings Co. Ltd.	11,542,197
199,000	PepsiCo Inc.	27,282,900
62,000	Pernod Ricard SA	11,042,105
43,000	Post Holdings Inc.†	4,551,120
25,000	Remy Cointreau SA	3,318,910
18,000	Suntory Beverage & Food Ltd.	769,110
459,000	The Coca-Cola Co.	24,987,960

Shares		Market Value
32,000	The Hain Celestial Group Inc.†	$687,200
15,000	The Kraft Heinz Co.	419,025
25,000	Unilever plc, ADR	1,502,500
263,000	Yakult Honsha Co. Ltd.	14,691,514

		324,276,229

	Health Care — 9.2%
147,000	Abbott Laboratories	12,299,490
20,000	Alexion Pharmaceuticals Inc.†	1,958,800
54,000	Allergan plc	9,087,660
67,000	AmerisourceBergen Corp.	5,516,110
13,500	Anthem Inc.	3,241,350
115,000	Bausch Health Cos. Inc.†	2,512,750
45,000	Baxter International Inc.	3,936,150
12,500	Becton, Dickinson and Co.	3,162,000
7,500	Bio-Rad Laboratories Inc., Cl. A†	2,495,550
80,000	Bristol-Myers Squibb Co.	4,056,800
45,000	Cardiovascular Systems Inc.†	2,138,400
26,000	Celgene Corp.†	2,581,800
13,861	Charles River Laboratories International Inc.†	1,834,781
5,000	Chemed Corp.	2,087,850
40,000	Cigna Corp.	6,071,600
35,000	Covetrus Inc.†	416,150
45,000	DaVita Inc.†	2,568,150
30,000	DENTSPLY SIRONA Inc.	1,599,300
20,000	Edwards Lifesciences Corp.†	4,398,200
41,000	Elanco Animal Health Inc.†	1,090,190
62,000	Eli Lilly & Co.	6,933,460
440,000	Evolent Health Inc., Cl. A†	3,163,600
35,000	Gerresheimer AG	2,510,164
54,271	Gilead Sciences Inc.	3,439,696
35,000	HCA Healthcare Inc.	4,214,700
25,000	Henry Schein Inc.†	1,587,500
4,200	Illumina Inc.†	1,277,724
7,500	Incyte Corp.†	556,725
25,000	Integer Holdings Corp.†	1,889,000
2,500	Intuitive Surgical Inc.†	1,349,825
103,100	Johnson & Johnson	13,339,078
27,500	Laboratory Corp. of America Holdings†	4,620,000
20,302	Ligand Pharmaceuticals Inc.†	2,020,861
20,000	McKesson Corp.	2,733,200
40,000	Medtronic plc	4,344,800
239,679	Merck & Co. Inc.	20,176,178
100,000	Mylan NV†	1,978,000
50,000	NeoGenomics Inc.†	956,000
705,000	Option Care Health Inc.†	2,256,000
45,000	Orthofix Medical Inc.†	2,385,900
99,300	Owens & Minor Inc.	576,933
119,000	Patterson Cos. Inc.	2,120,580
60,000	Perrigo Co. plc	3,353,400
850	Personalis Inc.†	12,474
85,000	PetIQ Inc.†	2,317,100

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
524,724	Pfizer Inc.	$18,853,333
30,000	Spark Therapeutics Inc.†	2,909,400
15,000	Stryker Corp.	3,244,500
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,164,620
15,000	Teladoc Health Inc.†	1,015,800
25,000	Tenet Healthcare Corp.†	553,000
11,600	The Cooper Companies Inc.	3,445,200
15,000	UnitedHealth Group Inc.	3,259,800
43,000	Zimmer Biomet Holdings Inc.	5,902,610
140,702	Zoetis Inc.	17,530,062

		222,044,304

	Hotels and Gaming — 0.5%
19,000	Accor SA	792,124
90,000	Boyd Gaming Corp.	2,155,500
20,000	GVC Holdings plc	182,809
28,000	Las Vegas Sands Corp.	1,617,280
400,000	Mandarin Oriental International Ltd.	624,000
132,000	MGM Resorts International	3,659,040
35,000	Ryman Hospitality Properties Inc., REIT	2,863,350
200,000	William Hill plc	461,448
7,000	Wyndham Destinations Inc.	322,140
6,000	Wyndham Hotels & Resorts Inc.	310,440

		12,988,131

	Machinery — 2.1%
22,000	Astec Industries Inc.	684,200
170,000	CNH Industrial NV, Borsa Italiana	1,730,629
1,240,000	CNH Industrial NV, New York	12,586,000
91,000	Deere & Co.	15,349,880
256,800	Xylem Inc.	20,446,416

		50,797,125

	Metals and Mining — 1.0%
65,000	Agnico Eagle Mines Ltd.	3,484,650
30,000	Alliance Resource Partners LP	480,300
167,588	Barrick Gold Corp.	2,904,300
8,000	BHP Group Ltd., ADR	395,040
36,000	Franco-Nevada Corp.	3,280,311
145,000	Freeport-McMoRan Inc.	1,387,650
280,332	Newmont Goldcorp Corp.	10,630,189
89,200	TimkenSteel Corp.†	561,068

		23,123,508

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	2,676,480

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	398,070
35,000	News Corp., Cl. B	500,325

		898,395

Shares		Market Value
	Real Estate — 0.7%
18,400	American Tower Corp., REIT	$4,068,792
62,000	Crown Castle International Corp., REIT	8,618,620
5,000	Equinix Inc., REIT	2,884,000
10,000	QTS Realty Trust Inc., Cl. A, REIT	514,100
60,000	Weyerhaeuser Co., REIT	1,662,000

		17,747,512

	Retail — 3.7%
20,000	Advance Auto Parts Inc.	3,308,000
95,000	AutoNation Inc.†	4,816,500
1,000	AutoZone Inc.†	1,084,620
8,000	CarMax Inc.†	704,000
200	Carvana Co.†	13,200
15,100	Costco Wholesale Corp.	4,350,461
215,000	CVS Health Corp.	13,560,050
244,477	Hertz Global Holdings Inc.†	3,383,562
123,500	Ingles Markets Inc., Cl. A	4,799,210
90,000	Lowe’s Companies Inc.	9,896,400
31,300	McDonald’s Corp.	6,720,423
6,000	MSC Industrial Direct Co. Inc., Cl. A	435,180
34,000	Murphy USA Inc.†	2,900,200
25,000	Rush Enterprises Inc., Cl. B	998,250
257,200	Sally Beauty Holdings Inc.†	3,829,708
110,000	Seven & i Holdings Co. Ltd.	4,203,653
55,000	Starbucks Corp.	4,863,100
30,000	The Home Depot Inc.	6,960,600
160,200	Walgreens Boots Alliance Inc.	8,860,662
20,000	Walmart Inc.	2,373,600

		88,061,379

	Specialty Chemicals — 2.1%
35,000	Air Products & Chemicals Inc.	7,765,100
60,000	Ashland Global Holdings Inc.	4,623,000
10,000	Axalta Coating Systems Ltd.†	301,500
112,900	Dow Inc.	5,379,685
205,000	DuPont de Nemours Inc.	14,618,550
445,000	Ferro Corp.†	5,277,700
50,000	International Flavors & Fragrances Inc.	6,134,500
5,000	Linde plc	968,600
85,000	Olin Corp.	1,591,200
5,000	Sensient Technologies Corp.	343,250
192,359	Valvoline Inc.	4,237,669

		51,240,754

	Telecommunications — 3.7%
158,000	AT&T Inc.	5,978,720
202,000	BCE Inc.	9,778,820
495,000	Deutsche Telekom AG, ADR	8,271,450
195,000	Hellenic Telecommunications Organization SA, ADR	1,365,000
87,000	Loral Space & Communications Inc.†	3,601,800
50,000	Orange SA, ADR	778,500

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
50,000	Pharol SGPS SA†	$6,082
40,000	Proximus SA	1,188,050
54,084	Telefonica SA, ADR	411,038
295,000	Telekom Austria AG	2,144,648
23,000	Telenet Group Holding NV†	1,085,485
146,000	Telephone & Data Systems Inc.	3,766,800
110,000	Telstra Corp. Ltd., ADR	1,299,100
135,000	TELUS Corp.	4,808,700
40,000	T-Mobile US Inc.†	3,150,800
150,000	VEON Ltd., ADR	360,000
635,086	Verizon Communications Inc.	38,333,791
115,000	Vodafone Group plc, ADR	2,289,650

		88,618,434

	Transportation — 0.9%
35,000	Fortress Transportation & Infrastructure Investors LLC	530,250
237,000	GATX Corp.	18,374,610
16,500	Kansas City Southern	2,194,665

		21,099,525

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	4,885,400

	TOTAL COMMON STOCKS	2,355,101,151

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc.	779,200

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Utilities — 0.3%
126,000	El Paso Energy Capital Trust I, 4.750%	6,611,220

	Telecommunications — 0.0%
51,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,657,495

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,268,715

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., Ser. A, 7.000%	52,460

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,180,337

	TOTAL PREFERRED STOCKS	2,232,797

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp., 3.375%, 08/15/26	$1,561,800

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	50,625

	U.S. GOVERNMENT OBLIGATIONS — 1.7%
40,165,000	U.S. Treasury Bills, 1.752% to 2.079%††, 10/17/19 to 12/26/19	40,061,311

	TOTAL INVESTMENTS — 100.0% (Cost $1,634,860,624)	$2,408,055,599

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	84.5%	$2,035,501,970
Europe	11.1	267,395,012
Japan	4.0	96,128,874
Asia/Pacific	0.4	8,740,343
Latin America	0.0 *	289,400

Total Investments	100.0%	$2,408,055,599

*	Amount represents less than 0.05%.